Rational Dividend Capture VA Fund
FUND SUMMARY – RATIONAL DIVIDEND CAPTURE VA FUND
Investment Objective:
The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.
Fees and Expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Rational Dividend Capture VA Fund Rational Dividend Capture VA Fund
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (including a shareholder services fee of 0.25%)	0.80%
Total Annual Fund Operating Expenses	1.80%
Fee Waivers and/or Expense Reimbursements	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.25%
[1]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor"), has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25% of the Fund's daily net assets through April 30, 2018. This agreement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees or upon termination of the Management Agreement between the Trust and the Advisor. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this agreement for a period of three years after the waiver or reimbursement occurred, if the recapture can be achieved within the lesser of the expense limits in effect at the time of such reimbursement and any expense limits in place at the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Rational Dividend Capture VA Fund | Rational Dividend Capture VA Fund | USD ($)	127	513	924	2,071

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in dividend-paying stocks. The dividend-paying stocks in which the Fund may invest include common stock, preferred stocks, real estate investment trusts (“REITs”), business development companies (“BDCs”) and master limited partnerships (“MLPs”). The Fund may invest in these securities either directly or indirectly through investment in exchange traded funds (“ETFs”).

The Fund generally invests in middle- and large-capitalization U.S. corporations. Quantitative and fundamental analysis is used to select high quality dividend paying stocks. The analysis is focused on the sustainability of the dividend, the growth and the valuation of the stock versus its historical valuation and the future prospects. PVG Asset Management Corporation, the Fund’s investment Sub-Advisor (“Sub-Advisor”) selects stocks that rank most highly based on the combination of these characteristics. Positions are sold when they no longer rank favorably or when they no longer provide the targeted risk adjusted returns. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Investment Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

• Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

• Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Manager Risk. The portfolio manager’s judgement about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgement will produce the desired result.

• Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

• Medium (Mid) Capitalization Stock Risk. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

• MLP and MLP-Related Securities Risk. Investments in MLPs and MLP-related securities involve risks different from those on investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to a MLP that is not taxed as a corporation.

• Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

• Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

• Turnover Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Underlying Fund Risk. Other investment companies including ETFs and BDCs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, by the sub-adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing its total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

During the period shown in the bar chart, the highest return for a quarter was 23.47% (quarter ended June 30, 2009), and the lowest return for a quarter was (17.07)% (quarter ended March 31, 2009). The Fund’s year-to-date return for the period ended March 31, 2017 was 0.73%.

Average Annual Total Returns (for the periods ended, December 31, 2016)
Average Annual Total Returns - Rational Dividend Capture VA Fund	1 Year	5 Years	10 Years
Rational Dividend Capture VA Fund	6.97%	8.84%	4.75%
Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.98%

Return before taxes is shown.
Rational Insider Buying VA Fund
FUND SUMMARY – RATIONAL INSIDER BUYING VA FUND
Investment Objective:
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Rational Insider Buying VA Fund Rational Insider Buying VA Fund
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (including a shareholder services fee of 0.25%)	0.70%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.71%
Fee Waivers and/or Expense Reimbursements	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor"), has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25% of the Fund's daily net assets through April 30, 2018. This agreement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees or upon termination of the Management Agreement between the Trust and the Advisor. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this agreement for a period of three years following the fiscal year in which such reimbursement occurred, if the recapture can be achieved within the lesser of the expense limits in effect at the time of such reimbursement and any expense limits in place at the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Rational Insider Buying VA Fund | Rational Insider Buying VA Fund | USD ($)	128	495	886	1,982

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund will purchase positions in stocks that are experiencing insider buying by corporate executives, directors, large shareholders or activist shareholders. The Fund may invest in companies of any market capitalization, including smaller- sized companies, but intends to emphasize larger capitalization stocks.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and historical analysis of corporate insider trading market data has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders and large or activist shareholders know more about the prospects of the company than anybody else. The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Investment Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

• Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

• Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Manager Risk. The portfolio manager’s judgement about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgement will produce the desired result.

• Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

• Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

• Smaller Capitalization Stock Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies. Smaller- sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

• Turnover Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing its total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its investment strategy effective April 5, 2016. Performance information for periods prior to April 5, 2016 does not reflect the current investment strategy.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown

Performance Bar Chart and Table

During the period shown in the bar chart, the highest return for a quarter was 19.85% (quarter ended June 30, 2009), and the lowest return for a quarter was (25.87)% (quarter ended December 31, 2008). The Fund’s year-to-date return for the period ended March 31, 2017 was 3.63%.

Average Annual Total Returns (for the periods ended, December 31, 2016)
Average Annual Total Returns - Rational Insider Buying VA Fund	1 Year	5 Years	10 Years
Rational Insider Buying VA Fund	11.00%	10.30%	6.20%
Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

Return before taxes is shown.